Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

(a) Basis of presentation and principle of consolidation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and its VIEs. All intercompany accounts, transactions, and profits have been eliminated upon consolidation.

Consolidation of Variable Interest Entity

(b) Consolidation of Variable Interest Entity

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through various contractual arrangements with VIEs that are incorporated and owned and controlled by PRC citizens. Specifically, these representative PRC domestic companies are Hunan BTB, Hunan MYT and 39Pu. The registered capital of these PRC domestic companies was funded by the Company through loans extended to the equity holders of these PRC domestic companies.

The Company has entered into certain exclusive business cooperation agreements with these PRC domestic companies, which entitle it to receive a majority of their residual returns and make it obligatory for the Company to absorb a majority of the risk of losses from their activities. In addition, the Company has entered into certain agreements with the equity holders of these PRC domestic companies, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, share pledge agreements of the equity interests held by those equity holders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner’s rights over these PRC domestic companies.

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreements, WFOEs provide VIEs with technical support, consulting services and management services on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, VIEs granted an irrevocable and exclusive option to WFOEs to purchase from each of VIEs, any or all of VIEs’ assets at the lowest purchase price permitted under the PRC laws. Should WFOEs exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to VIEs by WFOEs under the agreement, WFOEs are entitled to collect a service fee calculated based on the time of services rendered multiplied by the corresponding rate, plus amount of the services fees or ratio decided by the board of directors of WFOEs based on the value of services rendered by WFOEs and the actual income of VIEs from time to time, which is substantially equal to all of the net income of Hunan MYT and Hunan BTB, and 51% of net income of 39Pu, respectively.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOEs with 30-day prior written notice. VIEs do not have the right to terminate the agreement unilaterally. WFOEs may unilaterally extend the term of this agreement with prior written notice.

Exclusive Option Agreement

Under the Exclusive Option Agreement between equity holders of VIEs and WFOEs, irrevocably granted WFOEs (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in VIEs. The option price is equal to the capital paid in by Peng Fang subject to any appraisal or restrictions required by applicable PRC laws and regulations.

The agreement remains effective for a term of ten years and may be renewed at WFOEs’ election.

Share Pledge Agreement

Under the Share Pledge Agreement, equity holders of VIEs pledged all of their equity interests in VIEs to WFOEs to guarantee the performance of VIEs’ obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in any event of default, as set forth in the Share Pledge Agreement, including that VIEs and their equity holders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, WFOEs, as pledgee, will be entitled to certain rights, including, but not limited to, the right to dispose of the pledged equity interest in accordance with applicable PRC laws. WFOEs shall have the right to collect any and all dividends declared or generated in connection with the equity interest during the term of pledge.

The Share Pledge Agreement shall be effective until all payments due under the Exclusive Business Cooperation Agreement have been paid by VIEs, respectively. WFOEs shall cancel or terminate the Share Pledge Agreement upon VIEs’ full payment of fees payable under the Exclusive Business Cooperation Agreement.

Timely Reporting Agreement

To ensure VIEs promptly provide all of the information that WFOEs and the Company need to file various reports with the SEC, a Timely Reporting Agreement was entered between WFOEs, and VIEs, respectively. Under the Timely Reporting Agreement, VIEs each agreed that it is obligated to make its officers and directors available to the Company and promptly provide all information required by the Company so that the Company can file all necessary SEC and other regulatory reports as required.

Although it is not explicitly stipulated in the Timely Reporting Agreement, the parties agreed its term shall be the same as that of the Exclusive Business Cooperation Agreement.

Power of Attorney

Under the Power of Attorney, equity holders of VIEs authorized WFOEs to act on her behalf as her exclusive agent and attorney with respect to all rights as shareholder, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association of VIEs, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of VIEs.

Although it is not explicitly stipulated in the Power of Attorney, the term of the Power of Attorney shall be the same as the term of that of the Exclusive Option Agreement.

This Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid from the date of execution of this Power of Attorney, so long as equity holders of VIEs are shareholders of Company.

The VIE Agreements became effective immediately upon their execution.

VIE is an entity that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. WFOEs are deemed to have a controlling financial interest and be the primary beneficiary of VIEs, because WFOEs have both of the following characteristics:

1.	power to direct activities of a VIE that most significantly impact the entity’s economic performance, and
2.	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

Pursuant to the VIE Agreements, Hunan MYT and 39Pu pay service fees equal to 100% and 51% of their respective net income to Shanghai MYT, respectively, and BTB Hunan pays service fees equal to 100% of its net income to BTB Qingdao. At the same time, Shanghai MYT is entitled to receive 100% and 51% of expected residual returns from VIEs, respectively. The VIE Agreements are designed so that VIEs operate for the benefit of the Company. Accordingly, the accounts of VIEs are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company’s consolidated financial statements.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability 19to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE agreements, it may not be able to exert effective control over VIEs and its ability to conduct its business may be materially and adversely affected.

Since the Company has not commenced its blockchain business, currently all of the Company’s main current operations are conducted through Hunan MYT since November 2018, and through 39Pu since October 2019. Current regulations in China permit VIEs to pay dividends to the Company only out of their accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of VIEs to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

Since the VIE agreements with 39Pu were terminated in August 2022, and 39Pu was accounted for as discontinued operations, the following financial statement balances and amounts reflect the financial position and financial performances of Shanghai MYT and BTB Hunan and their respective subsidiaries, which were included in the consolidated financial statements as of June 30, 2022 and 2021, and for the years ended June 30, 2022, 2021 and 2020,  after elimination of intercompany transactions and balances:

	June 30, 2023	June 30, 2022
ASSETS
Cash	$1,018,692	$922,197
Inventories	52,336	121,733
Other current assets	82,751	51,004
Long-term investment	1,028,984	1,100,294
Goodwill	211,096	227,683
Property and equipment, net	1,515,249	2,278,091
Deposits for property and equipment	-	45,755,946
Other noncurrent assets	189,691	131,266
Total Assets	$4,098,799	$50,588,214

Other liabilities	412,648	666,841
Total Liabilities	$412,648	$666,841
	For the Years Ended June 30,
	2023	2022	2021
Revenue	$1,099,354	$765,094	$358,515
Net loss	(43,451,799)	(2,671,274)	(401,387)

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Segment reporting

(d) Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services.

Because 39Pu was accounted for discontinued operations (Note 1) for the years ended June 30, 2022 and 2021, and accordingly the dark tea distribution business conducted by 39Pu was not identified as an operating segment.

For the years ended June 30, 2022 and 2021, the Company the Company identifies two operating business lines, including retail business by provision of high-quality tea beverages in its tea shop chain business conducted by Hunan MYT, and planned blockchain business to be conducted by Hunan BTB. Based on management’s assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280.

For the year ended June 30, 2020, the Company had one operating business line, which was retail business by provision of high-quality tea beverages in its tea shop chain business conducted by Hunan MYT.

Digital assets

(e) Digital assets

Recorded as “Digital assets” in the Consolidated Balance Sheets. Digital assets (Bitcoin) awarded to the Company through its mining activities are accounted for as intangible assets with indefinite useful lives and are recorded at cost less impairment in accordance with ASC 350 – “Intangibles-Goodwill and Other” (“ASC 350”).

An intangible asset with an indefinite useful life is not amortized, but are assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived intangible asset is impaired. Whenever the exchange-traded price (fair value) of digital assets declines below its carrying value, the Company has determined that an impairment exists and records impairment equal to the amount by which the carrying value exceeds the fair value.

In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. The Company has elected to bypass the optional qualitative impairment assessment and to track its bitcoin activity daily for impairment assessment purposes. The Company determines the fair value of its bitcoin on a nonrecurring basis in accordance with ASC 820 based on quoted prices on the active trading platform that the Company has determined is its principal market for bitcoin (Level 1 inputs). The Company performs an analysis each day to identify whether events or changes in circumstances, principally decreases in the quoted price of bitcoin on the active trading platform, indicate that it is more likely than not that its bitcoin are impaired. For impairment testing purposes, the lowest quotedprice of bitcoin during the year ended June 30, 2023 is identified at the single bitcoin level (one bitcoin). The excess, if any, of the carrying amount of bitcoin and the lowest quoted price of bitcoin bitcoin during the year ended June 30, 2023 represents a recognized impairment loss. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. The Company recognized impairment charges of $185,290 on its bitcoin during the year ended June 30, 2023. The Company did not hold any bitcoin during the year ended June 30, 2022.

The following table presents information about the Company’s digital assets (bitcoin):

Balance as at 1 July 2022	-
Revenue recognized from bitcoin mined	1,773,684
Impairment of bitcoin	(185,290)
Balance as at 30 June 2023	1,588,394

The fair market value of the Company’s bitcoin as of June 30, 2023 was approximately $1.59 million and was estimated using the closing price of bitcoin, which is a Level 1 input (i.e., an observable input such as a quoted price in an active market for an identical asset). The Company had no bitcoin activity during the year ended June 30, 2022.

Bitcoin awarded to the Company through its mining activities are included as an adjustment to reconcile net loss to cash used in operating activities on the consolidated statements of cash flows.

Foreign currency translation

(f) Foreign currency translation

The Company’s financial statements are presented in the U.S. dollar (US$), which is the Company’s reporting currency and functional currency. The Company’s subsidiaries in the PRC use Renminbi (“RMB”) as their functional currencies. Transactions in foreign currencies are initially recorded at the functional currency rate ruling at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the consolidated statements of income. Monetary assets and liabilities denominated in foreign currency are translated at the functional currency rate of exchange ruling at the balance sheet date. Any differences are taken to profit or loss as a gain or loss on foreign currency translation in the statements of income.

In accordance with ASC 830, Foreign Currency Matters, the Company translated the assets and liabilities into U.S. dollar using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation are recorded in shareholders’ equity as part of accumulated other comprehensive income.

Fair value measurement

(g) Fair value measurement

The Company has adopted ASC Topic 820, Fair Value Measurement and Disclosure, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	–	Quoted prices in active markets for identical assets or liabilities.
Level 2	–	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	–	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement. As of June 30, 2022 and 2021, the carrying value of financial items of the Company including cash and cash equivalents, trade receivables, loan due from third parties, due from a related party, other receivables, trade payables and other payables approximate their fair values due to their short-term nature and are classified within Level 1 of the fair value hierarchy.

The inputs used to measure the estimated fair value of warrants are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of warrant liabilities is discussed in Note 11.

As of June 30, 2023, the Company’s warrant liabilities were comprised of private placement warrants relating to a private placement closed on November 21, 2017, and the warrants issued to the agent for the registered direct offering on May 24, 2019 (Note 11), at the fair value of $27,339, and $38,237, respectively. As of June 30, 2023, the fair value of these warrants were $nil.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use the Company maintained accounts at banks.

Trade receivables

(i) Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and recorded based on management’s assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company considered the amounts of receivables in dispute and wrote off accounts receivables of $104,554 and $112,232 as of June 30, 2023 and 2022.

Inventories

(j) Inventories

Inventories are carried at the lower of cost and net realizable value, as determined using the weighted average cost method. Management compares the cost of inventories with the net realizable value and if applicable, an allowance is made for writing down the inventory to its net realizable value, if lower than cost. On an ongoing basis, inventories are reviewed for potential write-down for estimated obsolescence or unmarketable inventories which equals the difference between the costs of inventories and the estimated net realizable value based upon forecasts for future demand and market conditions. When inventories are written-down to the lower of cost or net realizable value, it is not marked up subsequently based on changes in underlying facts and circumstances.

As of June 30, 2023, the Company had no inventory provisions. As of June 30, 2022, the Company had certain obsolescent inventories and accrued inventory provision of $336,643.

Property and equipment

(k) Property and equipment

Property and equipment are recorded at cost. The cost of an item of property and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating the manner intended by management. Significant additions or improvements extending useful lives of assets are capitalized. Maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method with residual value rate of 5% (except Mining equipment of 0% ) over   the estimated useful lives as follows: Mining equipment

Electric power facility	3 year
Mining equipment	3 year
Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations.

Intangible assets

(l) Intangible assets

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method with residual value rate of 5% based on their estimated useful lives as follows:

Trademark	10 years

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Company reviews long-lived assets for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Long-lived assets are reviewed for recoverability at the lowest level in which there are identifiable cash flows, usually at the store level. The carrying amount of a long-lived asset is not considered recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. If the asset is determined not to be recoverable, then it is considered to be impaired and the impairment to be recognized is the amount by which the carrying amount of the asset exceeds the fair value of the asset, determined using discounted cash flow valuation techniques, as defined in ASC 360, Property and Equipment.

The Company determined the sum of the undiscounted cash flows expected to result from the use of the asset by projecting future revenue and operating expense for each store under consideration for impairment. The estimates of future cash flows involve management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance and economic conditions. The Company’s evaluation resulted in impairment charges of $nil, $69,566 and $nil on property and equipment during the years ended June 30, 2023, 2022, and 2021, respectively.

Long-term investments

(n) Long-term investments

In accordance with ASC 323 “Investments - Equity Method and Joint Ventures,”, the Company accounts for the investment using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee.

Under the equity method, the Company initially records its investment at cost. The Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of income and comprehensive income and its share of post-acquisition movements in accumulated other comprehensive loss is recognized in other comprehensive loss. The Company records its share of the results of the equity investees on a one quarter in arrears basis. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investment in the equity investee to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. For the years ended June 30, 2023, 2022 and 2021, the Company recognized impairment of nil, $ 412,707 and $nil against investments in equity method investees.

Revenue recognition

(o) Revenue recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1 : Identify the contact with the customer

Step 2 : Identify the performance obligations in the contract

Step 3 : Determine the transaction price

Step 4 : Allocating the transaction price to the performance obligations in the contract

Step 5 : Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised good or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable form other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration

●	Constraining estimates of variable consideration

●	The existence of a significant financing component in the contract

●	Noncash consideration

●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The standalone selling price is the price at which the Company would sell a promised service separately to a customer. The relative selling price for each performance obligation is estimated using observable objective evidence if it is available. If observable objective evidence is not available, the Company uses its best estimate of the selling price for the promised service. In instances where the Company does not sell a service separately, establishing standalone selling price requires significant judgment. The Company estimates the standalone selling price by considering available information, prioritizing observable inputs such as historical sales, internally approved pricing guidelines and objectives, and the underlying cost of delivering the performance obligation. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time appropriate.

Management judgment is required when determining the following: when variable consideration is no longer probable of significant reversal (and hence can be included in revenue); whether certain revenue should be presented gross or net of certain related costs; when a promised service transfers to the customer; and the applicable method of measuring progress for services transferred to the customer over time.

Sales of tea products, beverages and light meals in retail shop chains by Hunan MYT

The Company generated revenues primarily from sales of tea products, beverages and light meals in its tea shop chains by Hunan MYT which commenced in November 2018.

Customers place order and pay for tea products, beverage drinks and light meals in the Company’s tea shop chains. Revenues are recognized at the point of delivery to customers. Customers that purchase prepaid cards are issued additional points for free at the time of purchase. Cash received from the sales of prepaid vouchers are recognized as unearned income. Consideration collected for prepaid cards is equally allocated to each point as an element, including the points issued for free, to determine the transaction price for each point. The allocated transaction price is recognized as revenues upon the redemption of the points for purchases.

Sales of dark tea products by 39Pu

The Company identifies a single performance obligation from contracts. The Company recognizes revenues on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods, subject to inventory risks and has the discretion in establishing prices. The transaction fees are fixed. Payments received in advance from customers are recorded as “advance from customers” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the courses to its customers. Such advance payment received are non-refundable. In cases where fees are collected after the sales, revenue and accounts receivable are recognized upon delivery of products to the Company.

Block Chain  and Digital asset Mining

The Company started blockchain and digital asset mining business from the second half of fiscal year 2023.

The Company has entered into contracts with mining pools and has undertaken the performance obligation of providing computing power to the mining pool in exchange for non-cash consideration in the form of digital asset. Revenue is recognized upon receipt of Bitcoin in exchange for its mining activities at the fair market value of the Bitcoin received.

For reasons of operational practicality, the Company applies an accounting convention to use the daily quoted closing U.S. dollar spot rate of bitcoin each day to determine the fair value of bitcoin earned as transaction fees and block rewards in the Company’s wallet during that day. This accounting convention does not result in materially different revenue recognition from using the fair value of the bitcoin earned (i.e., the moment a block is earned) and has been consistently applied in all periods presented.

Disaggregation of revenue

The Company disaggregates its revenue from contracts by segments, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended June 30, 2023, 2022 and 2021 is as follows:

	For the Years Ended June 30,
	2023	2022	2021
Blockchain and Digital asset Mining	$1,773,684	$-	$-
Sales of tea products, beverages and light meals in retail shop chains from continuing operations	1,091,752	765,094	358,515
Sales of dark tea products from discontinued operations	102,580	1,670,659	5,353,166
	$2,968,016	$2,435,753	$5,711,681

Income taxes

(p) Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forward. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of June 30, 2023. As of June 30, 2023, income tax returns for the tax years ended December 31, 2016 through December 31, 2021 remain open for statutory examination by PRC tax authorities.

Loss per share

(q) Loss per share

Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended June 30, 2023, 2022 and 2021, respectively. The number of warrants is omitted excluded from the computation as the anti-dilutive effect.

Comprehensive loss

(r) Comprehensive loss

Comprehensive loss includes net loss and other comprehensive foreign currency adjustments loss. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss.

Accumulated other comprehensive loss, as presented on the consolidated balance sheets are the cumulative foreign currency translation adjustments.

Commitments and contingencies

(s) Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450 Subtopic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Leases

(t) Leases

The Company leases its offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of June 30, 2023 and 2022.

Discontinued operation

(u) Discontinued operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

In August 2022, the Company terminated VIE agreements with shareholders of 39Pu, which conducts dark tea distribution business conducted. The termination met all the conditions required in order to be classified as a discontinued operation (Note 1). Accordingly, the operating results of the dark tea distribution segment are reported as a loss from discontinued operations in the accompanying consolidated financial statements for all periods presented. For additional information, see Note 4, “Termination of VIE Agreements with Shareholders of 39Pu”.

Business combination

(v) Business combination

The Company accounted for its business combination using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquire immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

Non-controlling interest	(w) Non-controlling interest Non-controlling interests represent the equity interests in the subsidiaries that are not attributable, either directly or indirectly, to the Company.
Goodwill

(x) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity or business as a result of the Company’s acquisitions of interests in its subsidiary. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

For the years ended June 30, 2023, the Company did not provide impairment charge against goodwill.

For the years ended June 30, 2022, the Company provided full impairment charge against goodwill arising from acquisition of 39Pu due to termination of VIE agreements with 39Pu shareholders in August 2022. The impairment was charged as a component of “(loss) income from discontinued operations” in the consolidated statements of operations and comprehensive loss.

For the years ended June 30, 2021, the Company did not provide impairment charge against goodwill.

Reclassification

(aa) Reclassification

Certain items in the financial statements of comparative period have been reclassified to conform to the financial statements for the current period, primarily for the effects of discontinued operations of 39Pu (see Note 4 for detail) and reverse split of the Company’s ordinary shares (see Note 11 for detail).

Recently announced accounting standards

(bb) Recently announced accounting standards

None of new or amended standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by the Company as of June 30, 2023 have a significant effect on the consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses standard. The new effective date for these preparers is for fiscal years beginning after July 1, 2023, including interim periods within those fiscal years. The Company has not early adopted this update and it will become effective on July 1, 2023 assuming the Company will remain eligible to be smaller reporting company. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. The amendments in this Update to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for the Company for annual and interim reporting periods beginning July 1, 2022. The Company adopted this new standard on July 1, 2021 on its accounting for the convertible notes issued in December 2021.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Non-refundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The adoption of this new standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for annual periods beginning after July 1, 2021 for public business entities. The amendments in this Update should be applied retrospectively. The adoption of this new standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

On March 28, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-01, Leases (Topic 842): Common Control Arrangements. The amendments in ASU 2023-01 improve current GAAP by clarifying the accounting for leasehold improvements associated with common control leases, thereby reducing diversity in practice. Additionally, the amendments provide investors and other allocators of capital with financial information that better reflects the economics of those transactions. The new standard is effective for the Company for its fiscal year beginning January 1, 2024, with early adoption permitted.

On June 30, 2022, FASB issued ASU No. 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security’s unit of account. The new standard is effective for the Company for its fiscal year beginning January 1, 2024, with early adoption permitted.

The Company believes that other recent accounting pronouncement updates will not have a material effect on the Company’s financial statements.